Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
OPERATING LEASES

NOTE 5 – OPERATING LEASES

On March 18, 2021, the Company entered into a lease agreement with Shady Grove Development Park IX L.L.L.P. (the “Landlord”) for a new office and laboratory space totaling 5,511 square feet in Gaithersburg, Maryland. The term of the lease commenced on December 1, 2021 and shall expire 88 months thereafter. The initial monthly rent is $10,676 with annual increases to $17,308 for the final year of the lease. The Company will also pay its 7.75% pro rata portion of the property taxes, operating expenses and insurance costs and is also responsible to pay for the utilities used on the premises.

On March 20, 2025, the Landlord agreed to partially defer fifty percent of three months’ rent and accrue interest at 10% until July 1, 2025. On June 30, 2025, the Company authorized the Landlord to apply $32,470 of the security deposit against the outstanding balance. As December 31, 2025, the Company is approximately two months in arrears.

On September 29, 2022, the Company entered into a lease agreement with Abbott Laboratories, Inc. for laboratory equipment (analyzer). The term of the lease commenced on December 1, 2022 and shall expire 84 months thereafter. The monthly rental payments are $1,488 throughout the term of the lease. The Company also has a commitment to purchase $86,000 of consumables annually during the term of the lease and is in compliance as of December 31, 2025.

Supplemental balance sheet information related to these leases are as follows:

December 31, 2025
Operating lease right-of-use lease asset	$1,242,936
Accumulated amortization	(637,647)
Net balance	$605,289

Operating lease liability, current	175,948
Operating lease liability, long-term	488,725
Total operating lease liabilities	$664,673

Weighted Average Remaining Lease Term – operating leases	40 months

Weighted Average Discount Rate – operating leases	4.2%

Future minimum lease payments under this operating lease as of December 31, 2025 was as follows:

2026	$209,767
2027	215,036
2028	220,460
2029	68,293
Total lease payments	713,556
Less imputed interest	(48,883)
Maturities of lease liabilities	$664,673

Total operating lease expense is recorded in cost of goods sold and selling, general, and administrative expenses in the accompanying statements of operations.

Lease expense for the years ended December 31, 2025 and 2024 was comprised of the following:

	2025	2024
Operating lease expense	$196,851	$196,851